Warrants to Purchase Common Stock - Schedule of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Warrant Activity Abstract
Warrants, number of shares (in shares)	88,510	109,584	109,584
Warrants , weighted average exercise price (in dollars per share)	$ 14.54	$ 13.25	$ 13.25
Warrants , weighted average remaining life (Year)	3 years 3 months 3 days	3 years 6 months 10 days	4 years 6 months 10 days
Issued, number of shares (in shares)	33,700	0	0
Issued, weighted average exercise price (in dollars per share)	$ 5.46	$ 0	$ 0
Forfeited, number of shares (in shares)		(21,074)	0
Forfeited, weighted average exercise price (in dollars per share)		$ 7.8	$ 0
Exercised, number of shares (in shares)		0	0
Exercised, weighted average exercise price (in dollars per share)		$ 0	$ 0
Warrants, number of shares (in shares)		88,510	109,584
Warrants , weighted average exercise price (in dollars per share)		$ 14.54	$ 13.25
Warrants , weighted average remaining life (Year)		3 years 3 months 3 days	3 years 6 months 10 days